STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Common Stock	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Deficit Accumulated During the Exploration Stage	Total
Beginning balance, Amount at Nov. 27, 2005	$ 20,065	$ 204,326	$ (9,066)		$ 215,325
Beginning balance,Shares at Nov. 27, 2005	20,065,135
Net loss				(13,598)	(13,598)
Ending balance, Amount at Dec. 31, 2005	20,065	204,326	(9,066)	(13,598)	201,727
Beginning balance,Shares at Dec. 31, 2005	20,065,135
Issuance of common stock and warrants, Feb. 2006, Shares	250,000
Issuance of common stock and warrants, Feb. 2006, Amount	250	749,750			750,000
Stock-based compensation expense		3,675,633			3,675,633
Net loss				(4,099,012)	(4,099,012)
Ending balance, Amount at Dec. 31, 2006	20,315	4,629,709	(9,066)	(4,112,610)	528,348
Ending balance, Shares at Dec. 31, 2006	20,315,135
Stock-based compensation expense		472,009			472,009
Common stock issued for cash, August 2007, shares	4,000,000
Common stock issued for cash, August 2007, Amount	4,000	596,000			600,000
Warrants issued with common stock		400,000			400,000
Net loss				(1,372,674)	(1,372,674)
Ending balance, Amount at Dec. 31, 2007	24,315	6,097,718	(9,066)	(5,485,284)	627,683
Ending balance, Shares at Dec. 31, 2007	24,315,135
Stock-based compensation expense		98,869			98,869
Cancellation of shares by exercise of dissent rights, shares	(100)
Cancellation of shares by exercise of dissent rights, Amount		(45)			(45)
Net loss				(496,794)	(496,794)
Ending balance, Amount at Dec. 31, 2008	24,315	6,196,542	(9,066)	(5,982,078)	229,713
Ending balance, Shares at Dec. 31, 2008	24,315,035
Stock-based compensation expense		42,075			42,075
Net loss				(516,827)	(516,827)
Ending balance, Amount at Dec. 31, 2009	24,315	6,238,617	(9,066)	(6,498,905)	(245,039)
Beginning balance,Shares at Dec. 31, 2009	24,315,035
Stock-based compensation expense		19,800			19,800
Issuance of shares for debt settlement, shares	1,633,333
Issuance of shares for debt settlement, Amount	1,633	406,700			408,333
Net loss				137,720	137,720
Ending balance, Amount at Dec. 31, 2010	25,948	6,665,117	(9,066)	(6,361,185)	320,814
Ending balance, Shares at Dec. 31, 2010	25,948,368
Stock-based compensation expense		9,963			9,963
Net loss				(526,369)	(526,369)
Ending balance, Amount at Dec. 31, 2011	25,948	6,675,080	(9,066)	(6,887,554)	(195,592)
Beginning balance,Shares at Dec. 31, 2011	25,948,368
Stock-based compensation expense		7,650			7,650
Issuance of shares for debt settlement, shares	8,600,000
Issuance of shares for debt settlement, Amount	8,600	421,400			430,000
Net loss				(99,631)	(99,631)
Ending balance, Amount at Dec. 31, 2012	34,548	7,104,130	(9,066)	(6,987,185)	142,427
Ending balance, Shares at Dec. 31, 2012	34,548,368
Stock-based compensation expense
Net loss				(37,762)	(37,762)
Ending balance, Amount at Dec. 31, 2013	$ 34,548	$ 7,104,130	$ (9,066)	$ (7,024,947)	$ 104,665
Ending balance, Shares at Dec. 31, 2013	34,548,368